Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,061,000.00
Previously Paid Amount	0.00
Total Fee Amount	422.72
Total Offset Amount	0.00
Net Fee	422.72
Narrative - Max Aggregate Offering Price	$ 3,061,000.00
Final Prospectus	true